Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accruals and deferred income	$ 11,296			$ 11,521
Settlement accounts	13,022
Cash collateral and margin payables	41,044
Endorsements and acceptances	9,633			9,746
Employee benefit liabilities	2,167			2,152
Liabilities of disposal groups held for sale	313			1,286
Other liabilities	19,905			21,202
Total accruals, deferred income and other liabilities	97,380	$ 99,926		45,907
Financial liabilities at amortised cost	$ 87,390			$ 34,048

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.